Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0000717605
Registrant Name	Hexcel Corporation
Registration File Number	333-278173
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES